Debt and Interest Expense - Debt Activity Table (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Changes in Debt Outstanding [Roll Forward]
Beginning balance	$ 3,591,678	$ 3,119,461
Other	(20,584)	3,404
Ending balance	5,242,874	3,591,678
Western Gas Partners, LP [Member] | WES RCF [Member] | Revolving Credit Facility [Member]
Changes in Debt Outstanding [Roll Forward]
RCF borrowings	540,000	370,000
Repayments of RCF borrowings	(690,000)
Western Gas Partners, LP [Member] | APCWH Note Payable [Member]
Changes in Debt Outstanding [Roll Forward]
APCWH Note Payable borrowings	321,780	$ 98,813
Western Gas Partners, LP [Member] | Senior Notes [Member] | 4.500% Senior Notes due 2028 [Member]
Changes in Debt Outstanding [Roll Forward]
Issuance of senior notes	400,000
Western Gas Partners, LP [Member] | Senior Notes [Member] | 5.300% Senior Notes due 2048 [Member]
Changes in Debt Outstanding [Roll Forward]
Issuance of senior notes	700,000
Western Gas Partners, LP [Member] | Senior Notes [Member] | 4.750% Senior Notes due 2028 [Member]
Changes in Debt Outstanding [Roll Forward]
Issuance of senior notes	400,000
Western Gas Partners, LP [Member] | Senior Notes [Member] | 5.500% Senior Notes due 2048 [Member]
Changes in Debt Outstanding [Roll Forward]
Issuance of senior notes	350,000
Western Gas Partners, LP [Member] | Senior Notes [Member] | 2.600% Senior Notes due 2018 [Member]
Changes in Debt Outstanding [Roll Forward]
Repayment of senior notes	$ (350,000)